Cover	Oct. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	001-43020
Entity Registrant Name	CHURCHILL CAPITAL CORP XI
Entity Central Index Key	0002074973
Entity Tax Identification Number	86-1959629
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-tenth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-tenth of one redeemable warrant
Trading Symbol	CCXIU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCXI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CCXIW
Security Exchange Name	NASDAQ